Note 11 - Notes Payable (Details) - Notes Payable Consists of the Following (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total Notes Payable	$ 4,034,253	$ 4,034,229	$ 3,233,475
Less current portion	(877,698)	(910,612)	(234,807)
Long-term portion	3,156,555	3,123,617	2,998,668
Turbine Supplier [Member]
Debt Instrument [Line Items]
Note payable to a turbine supplier, including interest at 6%, payable solely through 95% of net cash flows from a wind project; secured by Company’s first secured rights arising out of its Development and Construction Services Agreement with the underlying project. The note payable has been classified as long-term based on estimated payments from project cash flows. Increases in amounts represent accrued interest. See Note 27 for legal proceedings with this supplier.	3,107,219	3,068,595	2,914,095
Note Payable to Bank [Member]
Debt Instrument [Line Items]
Notes Payable to Bank	400,000	330,000
Note Payable to Bank 2 [Member]
Debt Instrument [Line Items]
Notes Payable to Bank	283,049	385,963
Note Payable to Bank 3 [Member]
Debt Instrument [Line Items]
Notes Payable to Bank			319,380
Note Payable to Bank 4 [Member]
Debt Instrument [Line Items]
Notes Payable to Bank	160,411	162,000
Note Payable to Bank 5 [Member]
Debt Instrument [Line Items]
Notes Payable to Bank	$ 83,574	$ 87,671